Taxation - Changes to Liabilities Related to Unrecognized Tax Benefits, Excluding Interest and Penalties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance beginning of period	$ 9	$ 147	$ 154
Increases as a result of positions taken in prior periods	0	9	29
Increases as a result of positions taken during the current period	0	0	12
Decreases as a result of positions taken in prior periods	0	(147)	(14)
Decreases as a result of positions taken in the current period	0	0	(34)
Balance end of period	$ 9	$ 9	$ 147